Stockholders' Deficit - Summary of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 401,000	$ 11,000	$ 345,435	$ 38,417
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	50,000	9,000	64,020	14,431
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	20,000		8,335
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 331,000	$ 2,000	$ 273,080	$ 23,986